Fair value measurements - Schedule of unrealized gains and losses recognized for Level 3 financial instruments (Detail) - JPY (¥) ¥ in Billions		3 Months Ended		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues	Revenues	Revenues	Revenues
Fair Value, Liability, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues	Revenues	Revenues	Revenues
Recurring [Member] | Level 3 [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	¥ (16)	¥ 4	¥ (21)	¥ (10)
Unrealized gains/(losses), Liabilities	[1]	17	5	2	34
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	1	2	2	(2)
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Equities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	(1)	2	0	0
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	4	3	8	2
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Japanese agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]		0		0
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	0	0	0	0
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	(2)	(2)	(5)	0
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	0	0	0	0
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	1	0	1	0
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	0	(2)	(1)	(1)
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	(1)	1	(1)	(3)
Recurring [Member] | Level 3 [Member] | Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	0	0	0	0
Recurring [Member] | Level 3 [Member] | Equity contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1],[2]	0	4	2	11
Recurring [Member] | Level 3 [Member] | Interest rate contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1],[2]	(17)	11	(15)	15
Recurring [Member] | Level 3 [Member] | Credit contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1],[2]	(3)	(5)	(8)	3
Recurring [Member] | Level 3 [Member] | Foreign exchange contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1],[2]	0	(2)	(7)	(7)
Recurring [Member] | Level 3 [Member] | Derivatives, net [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1],[2]	(20)	8	(28)	22
Recurring [Member] | Level 3 [Member] | Subtotal [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	(19)	10	(26)	20
Recurring [Member] | Level 3 [Member] | Loans and receivables [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	3	3	8	4
Recurring [Member] | Level 3 [Member] | Collateralized agreements [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	0	0	0	0
Recurring [Member] | Level 3 [Member] | Other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	0	(9)	(3)	(34)
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1]	0	0	0	0
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Equities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1]		0	(1)	0
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1]			0	0
Recurring [Member] | Level 3 [Member] | Trading liabilities [Member] | Bank and corporate debt securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1]	0	0	1	0
Recurring [Member] | Level 3 [Member] | Short-term borrowings [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1],[3]	0	(1)	0	0
Recurring [Member] | Level 3 [Member] | Payables and deposits [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1],[3]	2	0	1	1
Recurring [Member] | Level 3 [Member] | Long-term borrowings [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1],[3]	16	5	0	19
Recurring [Member] | Level 3 [Member] | Other liabilities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1]	¥ (1)	¥ 1	¥ 1	¥ 14

[1]	Includes gains and losses reported within Net gain on trading, Gain (loss) on private equity and debt investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
[3]	Includes unrealized gains/ (losses) of ¥3 billion and ¥(1) billion for the six months ended September 30, 2022 and 2023 respectively, and ¥2 billion and ¥0 billion for the three months ended September 30, 2022 and 2023, respectively, recognized in Other comprehensive income (loss) for recurring Level 3 fair value measurements held at the end of the reporting period.